Leases	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Leases	Leases
Our leases are comprised primarily of real estate leases for office purposes. Estimates of the expected lease terms include our expectations or intentions to exercise option renewal periods, which affect the measurement of right-of-use lease assets and their associated lease liabilities. We do not currently have any low-value or short-term leases.
Maturity analyses of lease liabilities are set out in Note 12(c)—Financial instruments and management of financial risks—Liquidity risk and Note 15(d)—Long-term debt—Long-term debt maturities; interest expense on our lease liabilities is set out in Note 7—Interest expense and foreign exchange. The additions to, the depreciation charges for, and the carrying amount of, right-of-use lease assets are set out in Note 13—Property, plant and equipment. The payments are set out in Note 21(d)—Additional financial information—Changes in liabilities arising from financing activities.